UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).
b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Strategic Mortgage Portfolio
Class A [FSMFX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	1.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A shares of Franklin Strategic Mortgage Portfolio returned 11.11%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.
Franklin Strategic Mortgage Portfolio	PAGE 1	357-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A	11.11	-0.54	0.91
Class A (with sales charge)	6.94	-1.30	0.53
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
*	Does not include derivatives, except purchased options, if any.
Franklin Strategic Mortgage Portfolio	PAGE 2	357-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Strategic Mortgage Portfolio	PAGE 3	357-ATSR-1124

Franklin Strategic Mortgage Portfolio
Class A1 [FSMIX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$79	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class A1 shares of Franklin Strategic Mortgage Portfolio returned 11.24%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.
Franklin Strategic Mortgage Portfolio	PAGE 1	157-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class A1	11.24	-0.30	1.15
Class A1 (with sales charge)	7.07	-1.06	0.77
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
*	Does not include derivatives, except purchased options, if any.
Franklin Strategic Mortgage Portfolio	PAGE 2	157-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Strategic Mortgage Portfolio	PAGE 3	157-ATSR-1124

Franklin Strategic Mortgage Portfolio
Class C [FSMHX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$147	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class C shares of Franklin Strategic Mortgage Portfolio returned 10.67%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.
Franklin Strategic Mortgage Portfolio	PAGE 1	957-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class C	10.67	-0.94	0.52
Class C (with sales charge)	9.67	-0.94	0.52
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
*	Does not include derivatives, except purchased options, if any.
Franklin Strategic Mortgage Portfolio	PAGE 2	957-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Strategic Mortgage Portfolio	PAGE 3	957-ATSR-1124

Franklin Strategic Mortgage Portfolio
Class R6 [FSMQX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$76	0.72%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Class R6 shares of Franklin Strategic Mortgage Portfolio returned 11.46%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.
Franklin Strategic Mortgage Portfolio	PAGE 1	8357-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Class R6	11.46	-0.23	1.22
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
*	Does not include derivatives, except purchased options, if any.
Franklin Strategic Mortgage Portfolio	PAGE 2	8357-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Strategic Mortgage Portfolio	PAGE 3	8357-ATSR-1124

Franklin Strategic Mortgage Portfolio
Advisor Class [FSMZX]
Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Franklin Strategic Mortgage Portfolio for the period October 1, 2023, to September 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$79	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended September 30, 2024, Advisor Class shares of Franklin Strategic Mortgage Portfolio returned 11.40%. The Fund compares its performance to the Bloomberg U.S. MBS Fixed Rate Index and the FTSE U.S. Broad Investment-Grade Mortgage Index, which returned 12.32% and 12.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight allocation to:
↑	Commercial mortgage-backed securities
↑	Non-agency residential mortgage-backed securities
↑	Adjustable-rate mortgage-backed securities

Top detractors from performance:
↓	Underweight allocation to agency mortgage-backed securities (MBS)
↓	Security selection within MBS
Use of derivatives and the impact on performance:
The Fund used U.S. Treasury futures to manage duration more efficiently, which contributed to performance over the period.
Franklin Strategic Mortgage Portfolio	PAGE 1	57-ATSR-1124

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 9/30/2014 — 9/30/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended September 30, 2024

	1 Year	5 Year	10 Year
Advisor Class	11.40	-0.30	1.15
Bloomberg U.S. Aggregate Index	11.57	0.33	1.84
Bloomberg U.S. MBS Fixed Rate Index	12.32	0.04	1.41
FTSE U.S. Broad Investment-Grade Mortgage Index	12.45	-0.04	1.40
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$28,839,499
Total Number of Portfolio Holdings*	300
Total Management Fee Paid	$0
Portfolio Turnover Rate	67.74%
*	Does not include derivatives, except purchased options, if any.
Franklin Strategic Mortgage Portfolio	PAGE 2	57-ATSR-1124

WHAT DID THE FUND INVEST IN?  (as of September 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Strategic Mortgage Portfolio	PAGE 3	57-ATSR-1124

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $39,550 for the fiscal year ended September 30, 2024 and $36,908 for the fiscal year ended September 30, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended September 30, 2024 and $5,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included fees for tax compliance matters.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended September 30, 2024 and $140,000 for the fiscal year ended September 30, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2024 and $15 for the fiscal year ended September 30, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $163,638 for the fiscal year ended September 30, 2024 and $75,699 for the fiscal year ended September 30, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, and professional fees relating to security counts.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $233,638 for the fiscal year ended September 30, 2024 and $220,714 for the fiscal year ended September 30, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Strategic Mortgage
Portfolio
Financial Statements and Other Important Information
Annual | September 30, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 13
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 27
Tax Information 28
Changes In and Disagreements with Accountants 29
Results of Meeting(s) of Shareholders 29
Remuneration Paid to Directors, Officers and Others 29
Board Approval of Management and Subadvisory Agreements 29

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.44 $7.73 $9.13 $9.31 $9.25
Income from investment operations
a
:
Net investment income .......................... 0.220
b
0.197
b
0.010
b
0.025
b
0.188
Net realized and unrealized gains (losses) ........... 0.594 (0.268) (1.257) (0.063) 0.090
Total from investment operations .................... 0.814 (0.071) (1.247) (0.038) 0.278
Less distributions from:
Net investment income .......................... (0.244) (0.219) (0.149) (0.142) (0.218)
Tax return of capital ............................ — — (0.004) — —
Total distributions ............................... (0.244) (0.219) (0.153) (0.142) (0.218)
Net asset value, end of year ....................... $8.01 $7.44 $7.73 $9.13 $9.31
Total return
c
................................... 11.11% (1.01)% (13.78)% (0.41)% 3.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.52% 1.35% 1.33% 1.27% 1.31%
Expenses net of waiver and payments by affiliates ....... 1.00% 1.00%
d
1.00%
d
0.99%
d
1.00%
d
Net investment income ........................... 2.85% 2.52% 0.12% 0.27% 1.85%
Supplemental data
Net assets, end of year (000’s) ..................... $10,831 $10,912 $13,575 $21,801 $24,153
Portfolio turnover rate ............................ 67.74% 18.01% 329.20% 278.91% 249.94%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 49.86% 18.01% 141.97% 85.26% 187.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.45 $7.74 $9.13 $9.31 $9.25
Income from investment operations
a
:
Net investment income .......................... 0.239
b
0.217
b
0.033
b
0.048
b
0.191
Net realized and unrealized gains (losses) ........... 0.584 (0.268) (1.249) (0.063) 0.110
Total from investment operations .................... 0.823 (0.051) (1.216) (0.015) 0.301
Less distributions from:
Net investment income .......................... (0.263) (0.239) (0.169) (0.165) (0.241)
Tax return of capital ............................ — — (0.005) — —
Total distributions ............................... (0.263) (0.239) (0.174) (0.165) (0.241)
Net asset value, end of year ....................... $8.01 $7.45 $7.74 $9.13 $9.31
Total return
c
................................... 11.24% (0.76)% (13.45)% (0.16)% 3.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.10% 1.09% 1.02% 1.05%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
d
0.75%
d
0.74%
d
0.75%
d
Net investment income ........................... 3.10% 2.77% 0.38% 0.52% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $12,135 $14,893 $17,618 $24,192 $27,530
Portfolio turnover rate ............................ 67.74% 18.01% 329.20% 278.91% 249.94%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 49.86% 18.01% 141.97% 85.26% 187.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.44 $7.74 $9.13 $9.31 $9.25
Income from investment operations
a
:
Net investment income (loss) ..................... 0.188
b
0.166
b
(0.025)
b
(0.013)
b
0.138
Net realized and unrealized gains (losses) ........... 0.595 (0.278) (1.245) (0.062) 0.103
Total from investment operations .................... 0.783 (0.112) (1.270) (0.075) 0.241
Less distributions from:
Net investment income .......................... (0.213) (0.188) (0.117) (0.105) (0.181)
Tax return of capital ............................ — — (0.003) — —
Total distributions ............................... (0.213) (0.188) (0.120) (0.105) (0.181)
Net asset value, end of year ....................... $8.01 $7.44 $7.74 $9.13 $9.31
Total return
c
................................... 10.67% (1.53)% (14.01)% (0.81)% 2.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.92% 1.75% 1.73% 1.66% 1.70%
Expenses net of waiver and payments by affiliates ....... 1.40% 1.40%
d
1.39%
d
1.39%
d
1.40%
d
Net investment income (loss) ...................... 2.45% 2.12% (0.29)% (0.14)% 1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $531 $974 $1,372 $2,322 $3,960
Portfolio turnover rate ............................ 67.74% 18.01% 329.20% 278.91% 249.94%
Portfolio turnover rate excluding mortgage dollar rolls
e
.... 49.86% 18.01% 141.97% 85.26% 187.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
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The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended September 30,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.43 $7.73 $9.12 $9.29 $9.24
Income from investment operations
a
:
Net investment income .......................... 0.241
b
0.219
b
0.034
b
0.059
b
0.222
Net realized and unrealized gains (losses) ........... 0.596 (0.277) (1.248) (0.054) 0.081
Total from investment operations .................... 0.837 (0.058) (1.214) 0.005 0.303
Less distributions from:
Net investment income .......................... (0.267) (0.242) (0.171) (0.175) (0.253)
Tax return of capital ............................ — — (0.005) — —
Total distributions ............................... (0.267) (0.242) (0.176) (0.175) (0.253)
Net asset value, end of year ....................... $8.00 $7.43 $7.73 $9.12 $9.29
Total return .................................... 11.46% (0.85)% (13.47)% 0.05% 3.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.25% 1.07% 1.05% 1.03% 1.07%
Expenses net of waiver and payments by affiliates ....... 0.72% 0.72%
c
0.72%
c
0.61%
c
0.62%
c
Net investment income ........................... 3.13% 2.81% 0.39% 0.64% 2.17%
Supplemental data
Net assets, end of year (000’s) ..................... $348 $283 $273 $569 $559
Portfolio turnover rate ............................ 67.74% 18.01% 329.20% 278.91% 249.94%
Portfolio turnover rate excluding mortgage dollar rolls
d
.... 49.86% 18.01% 141.97% 85.26% 187.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended September 30,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.43 $7.73 $9.12 $9.30 $9.24
Income from investment operations
a
:
Net investment income .......................... 0.239
b
0.217
b
0.032
b
0.048
b
0.192
Net realized and unrealized gains (losses) ........... 0.594 (0.278) (1.247) (0.063) 0.109
Total from investment operations .................... 0.833 (0.061) (1.215) (0.015) 0.301
Less distributions from:
Net investment income .......................... (0.263) (0.239) (0.170) (0.165) (0.241)
Tax return of capital ............................ — — (0.005) — —
Total distributions ............................... (0.263) (0.239) (0.175) (0.165) (0.241)
Net asset value, end of year ....................... $8.00 $7.43 $7.73 $9.12 $9.30
Total return .................................... 11.40% (0.89)% (13.47)% (0.16)% 3.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.11% 1.09% 1.03% 1.05%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75%
c
0.75%
c
0.74%
c
0.75%
c
Net investment income ........................... 3.10% 2.78% 0.37% 0.52% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $4,994 $4,682 $5,083 $7,982 $9,609
Portfolio turnover rate ............................ 67.74% 18.01% 329.20% 278.91% 249.94%
Portfolio turnover rate excluding mortgage dollar rolls
d
.... 49.86% 18.01% 141.97% 85.26% 187.45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
See Note 1(e) regarding mortgage dollar rolls.

Franklin Strategic Mortgage Portfolio
Schedule of Investments, September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.3%
Insurance 0.0%
†
a ,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... $ 237 $ 330
Residential REITs 0.3%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
100,000 99,191
Total Corporate Bonds (Cost $ 100,021 ) ........................................
99,521
Asset-Backed Securities 3.8%
Financial Services 3.8%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
131,740 130,622
b
CF Hippolyta Issuer LLC ,
2020-1 , A1 , 144A, 1.69% , 7/15/60 ..................................... 107,934 104,474
2021-1A , A1 , 144A, 1.53% , 3/15/61 .................................... 94,245 88,604
c
CWABS, Inc. , 2004-1 , M1 , FRN , 5.719% , ( 1-month SOFR + 0.864% ), 3/25/34 ......
9,372 9,476
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
137,913 133,516
b
Home Partners of America Trust ,
2021-2 , B , 144A, 2.302% , 12/17/26 .................................... 163,351 154,684
2021-3 , B , 144A, 2.649% , 1/17/41 ..................................... 54,633 50,114
b ,c
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 6.297% , ( 1-month SOFR +
1.214% ), 1/17/38 .................................................. 160,068 160,285
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 249,151
1,080,926
a a a a a
Total Asset-Backed Securities (Cost $ 1,123,728 ) ................................
1,080,926
Commercial Mortgage-Backed Securities 4.2%
Financial Services 4.2%
b ,d
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
BANK ,
2021-BN34 , A5 , 2.438% , 6/15/63 ...................................... 125,000 106,264
2021-BN33 , A5 , 2.556% , 5/15/64 ...................................... 90,000 79,958
b ,c
BLP Commercial Mortgage Trust , 2023-IND , A , 144A, FRN , 6.789% , ( 1-month SOFR +
1.692% ), 3/15/40 .................................................. 100,000 99,885
b ,c
BX Commercial Mortgage Trust ,
2021-VOLT , A , 144A, FRN , 5.911% , ( 1-month SOFR + 0.814% ), 9/15/36 ........ 100,000 99,428
2022-LP2 , A , 144A, FRN , 6.109% , ( 1-month SOFR + 1.013% ), 2/15/39 ......... 68,331 67,995
b ,c
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.901% , ( 1-month SOFR + 0.804% ),
10/15/36 ........................................................ 200,000 198,309
b
BX Trust ,
2022-CLS , A , 144A, 5.76% , 10/13/27 ................................... 200,000 202,179
c
2022-IND , A , 144A, FRN , 6.588% , ( 1-month SOFR + 1.491% ), 4/15/37 ......... 122,983 123,054
b ,c
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 8.5% , ( PRIME + 0% ), 6/15/34 ....
233,893 233,914
1,211,010
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 1,273,595 ) .................
1,211,010
Mortgage-Backed Securities 79.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 30.3%
FHLMC Gold Pool, 30 Year , 4.5%, 4/01/40 ................................ 139,856 141,665
FHLMC Gold Pool, 30 Year , 4.5%, 1/01/49 ................................ 260,481 262,127
FHLMC Gold Pool, 30 Year , 5%, 10/01/33 - 2/01/39 .......................... 92,782 95,611
FHLMC Gold Pool, 30 Year , 5.5%, 9/01/33 ................................ 7,500 7,745
FHLMC Gold Pool, 30 Year , 6%, 12/01/32 - 11/01/36 ......................... 30,922 32,289
FHLMC Gold Pool, 30 Year , 6.5%, 11/01/27 - 7/01/32 ........................ 8,978 9,342

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold Pool, 30 Year , 7.5%, 1/01/26 ................................ $ 6 $ 6
FHLMC Gold Pool, 30 Year , 8%, 9/01/26 - 5/01/30 ........................... 51,532 52,012
FHLMC Pool, 15 Year , 2%, 4/01/37 ...................................... 291,668 266,894
FHLMC Pool, 15 Year , 2%, 8/01/36 - 8/01/37 ............................... 205,989 188,501
FHLMC Pool, 15 Year , 2.5%, 4/01/37 ..................................... 68,442 64,250
FHLMC Pool, 30 Year , 2%, 2/01/52 ...................................... 870,184 720,268
FHLMC Pool, 30 Year , 2%, 3/01/52 ...................................... 1,691,025 1,400,884
FHLMC Pool, 30 Year , 2%, 6/01/51 - 3/01/52 ............................... 295,027 244,154
FHLMC Pool, 30 Year , 2%, 5/01/52 ...................................... 390,519 325,159
FHLMC Pool, 30 Year , 2.5%, 11/01/51 .................................... 750,455 650,585
FHLMC Pool, 30 Year , 2.5%, 12/01/51 .................................... 1,014,750 883,702
FHLMC Pool, 30 Year , 2.5%, 1/01/52 ..................................... 435,300 381,702
FHLMC Pool, 30 Year , 2.5%, 2/01/52 ..................................... 360,927 312,778
FHLMC Pool, 30 Year , 2.5%, 9/01/51 - 1/01/52 ............................. 323,428 279,382
FHLMC Pool, 30 Year , 3%, 10/01/51 - 7/01/52 .............................. 49,463 44,418
FHLMC Pool, 30 Year , 3.5%, 7/01/49 ..................................... 723,096 683,360
FHLMC Pool, 30 Year , 3.5%, 7/01/52 ..................................... 100,096 93,280
FHLMC Pool, 30 Year , 4%, 5/01/50 ...................................... 59,665 58,459
FHLMC Pool, 30 Year , 4.5%, 10/01/48 .................................... 408,286 409,668
FHLMC Pool, 30 Year , 5%, 6/01/53 ...................................... 242,914 246,560
FHLMC Pool, 30 Year , 5%, 8/01/53 ...................................... 233,752 240,114
FHLMC Pool, 30 Year , 5%, 2/01/54 ...................................... 95,794 95,770
FHLMC Pool, 30 Year , 5.5%, 2/01/53 ..................................... 310,795 319,120
FHLMC Pool, 30 Year , 5.5%, 12/01/53 .................................... 84,989 86,008
FHLMC Pool, 30 Year , 6%, 7/01/54 ...................................... 42,663 43,614
FHLMC Pool, 30 Year , 6.5%, 10/01/54 .................................... 79,000 81,487
8,720,914
e
Federal National Mortgage Association (FNMA) Adjustable Rate 0.8%
FNMA , 4.37%, ( 3-year CMT T-Note +/- MBS Margin), 5/01/30 .................. 24,867 24,698
FNMA , 6.814% - 7.258%, ( 6-month Refinitiv USD IBOR Consumer Cash Fallbacks +/-
MBS Margin), 4/01/31 - 4/01/37 ....................................... 13,098 13,238
FNMA , 6.32% - 7.38%, ( 1-year CMT T-Note +/- MBS Margin), 7/01/25 - 7/01/38 .... 79,612 80,162
FNMA , 5.974% - 7.5%, ( 1-year Refinitiv USD IBOR Consumer Cash Fallbacks +/- MBS
Margin), 9/01/33 - 4/01/37 ........................................... 124,946 126,333
244,431
Federal National Mortgage Association (FNMA) Fixed Rate 33.5%
FNMA , 3.5%, 7/01/56 ................................................ 462,794 430,407
FNMA, 15 Year , 2.5%, 7/01/37 ......................................... 513,714 483,164
FNMA, 15 Year , 3%, 9/01/38 ........................................... 47,873 45,920
FNMA, 30 Year , 1.5%, 10/01/51 ......................................... 321,396 254,377
FNMA, 30 Year , 2%, 5/01/51 ........................................... 383,728 318,530
FNMA, 30 Year , 2%, 11/01/51 .......................................... 468,843 389,114
FNMA, 30 Year , 2%, 1/01/52 ........................................... 1,093,072 908,329
FNMA, 30 Year , 2%, 6/01/51 - 2/01/52 .................................... 174,222 144,181
FNMA, 30 Year , 2.5%, 4/01/51 ......................................... 536,273 466,741
FNMA, 30 Year , 2.5%, 2/01/52 - 4/01/52 .................................. 299,215 258,914
FNMA, 30 Year , 3%, 10/01/46 .......................................... 956,290 877,844
FNMA, 30 Year , 3%, 11/01/48 .......................................... 1,212,292 1,115,086
FNMA, 30 Year , 3%, 9/01/49 ........................................... 219,915 201,702
FNMA, 30 Year , 3.5%, 6/01/49 ......................................... 168,905 159,464
FNMA, 30 Year , 3.5%, 8/01/49 ......................................... 826,675 785,519
FNMA, 30 Year , 3.5%, 9/01/49 ......................................... 227,335 214,610
FNMA, 30 Year , 3.5%, 4/01/50 ......................................... 285,368 269,999
FNMA, 30 Year , 4%, 11/01/45 .......................................... 604,698 591,292
FNMA, 30 Year , 4%, 6/01/52 ........................................... 341,923 332,102

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year , 4.5%, 11/01/47 ......................................... $ 347,367 $ 347,296
FNMA, 30 Year , 5%, 4/01/34 - 8/01/54 .................................... 159,506 160,307
FNMA, 30 Year , 5.5%, 9/01/33 - 11/01/35 ................................. 292,979 301,762
FNMA, 30 Year , 6%, 9/01/32 - 8/01/54 .................................... 468,613 482,755
FNMA, 30 Year , 6.5%, 12/01/27 - 8/01/32 ................................. 95,178 98,390
FNMA, 30 Year , 7.5%, 8/01/25 - 5/01/32 .................................. 2,582 2,657
FNMA, 30 Year , 8%, 1/01/25 - 7/01/31 .................................... 6,596 6,693
FNMA, 30 Year , 9%, 4/01/25 ........................................... 13 13
FNMA, 30 Year , 9.5%, 11/01/29 - 4/01/30 ................................. 11,066 11,120
9,658,288
Government National Mortgage Association (GNMA) Fixed Rate 15.3%
GNMA I, 30 Year , 7%, 11/15/29 ......................................... 769 802
GNMA I, 30 Year , 8%, 12/15/25 - 12/15/26 ................................. 341 342
GNMA I, Single-family, 30 Year , 6.5%, 6/15/28 - 9/15/32 ...................... 35,155 36,344
GNMA I, Single-family, 30 Year , 7%, 1/15/26 - 2/15/32 ........................ 3,659 3,671
GNMA I, Single-family, 30 Year , 7.5%, 1/15/28 - 5/15/28 ...................... 5,503 5,522
GNMA I, Single-family, 30 Year , 8%, 9/15/27 ............................... 179 179
GNMA II, Single-family, 30 Year , 2%, 1/20/52 ............................... 800,215 679,273
GNMA II, Single-family, 30 Year , 2%, 2/20/52 ............................... 106,604 90,478
GNMA II, Single-family, 30 Year , 2.5%, 10/20/51 ............................ 1,030,912 908,892
GNMA II, Single-family, 30 Year , 3.5%, 10/20/47 - 3/20/51 ..................... 199,534 189,040
GNMA II, Single-family, 30 Year , 4%, 2/20/49 ............................... 163,303 159,345
f
GNMA II, Single-family, 30 Year , 5%, 10/15/54 .............................. 740,000 741,301
GNMA II, Single-family, 30 Year , 5.5%, 8/20/54 ............................. 419,199 423,465
f
GNMA II, Single-family, 30 Year , 5.5%, 10/15/54 ............................ 400,000 403,914
f
GNMA II, Single-family, 30 Year , 6%, 10/15/54 .............................. 700,000 711,969
GNMA II, Single-family, 30 Year , 6.5%, 1/20/26 - 1/20/33 ...................... 35,438 36,883
GNMA II, Single-family, 30 Year , 7.5%, 9/20/30 - 7/20/32 ...................... 21,157 22,301
GNMA II, Single-family, 30 Year , 8%, 8/20/26 ............................... 8 8
GNMA II, Single-family, 30 Year , 9%, 3/20/25 ............................... 9 9
4,413,738
Total Mortgage-Backed Securities (Cost $ 24,205,810 ) ............................
23,037,371
Residential Mortgage-Backed Securities 10.9%
Capital Markets 0.0%
†
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 5.709% , ( 1-month SOFR +
0.854% ), 3/25/28 .................................................. 14,737 13,988
Financial Services 10.9%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 7.183% , ( 6-month
SOFR + 2.428% ), 6/25/45 ........................................... 10,388 10,348
b
BRAVO Residential Funding Trust ,
2019-1 , A1C , 144A, 3.5% , 3/25/58 ..................................... 2,273 2,259
g
2019-2 , A3 , 144A, FRN , 3.5% , 10/25/44 ................................. 33,949 32,476
b
CIM Trust ,
g
2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ................................ 7,690 7,430
c
2019-INV2 , A11 , 144A, FRN , 6.345% , ( 30-day SOFR Average + 1.064% ), 5/25/49 . 33,667 32,372
g
2019-INV2 , A3 , 144A, FRN , 4% , 5/25/49 ................................ 21,210 20,243
g
2018-INV1 , A4 , 144A, FRN , 4% , 8/25/48 ................................ 13,819 13,187
b ,g
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
3,900 3,595
b ,g
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
78,975 77,937
b ,c
Connecticut Avenue Securities Trust ,
2024-R04 , 1A1 , 144A, FRN , 6.28% , ( 30-day SOFR Average + 1% ), 5/25/44 ...... 44,096 44,132
2023-R08 , 1M1 , 144A, FRN , 6.78% , ( 30-day SOFR Average + 1.5% ), 10/25/43 ... 22,909 22,987

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,c
Connecticut Avenue Securities Trust, (continued)
2024-R02 , 1M1 , 144A, FRN , 6.38% , ( 30-day SOFR Average + 1.1% ), 2/25/44 .... $ 58,156 $ 58,207
2024-R03 , 2M1 , 144A, FRN , 6.413% , ( 30-day SOFR Average + 1.15% ), 3/25/44 .. 35,159 35,188
b ,g
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
15,916 15,415
c
FHLMC STACR Debt Notes ,
2016-DNA2 , M3 , FRN , 10.045% , ( 30-day SOFR Average + 4.764% ), 10/25/28 .... 60,833 63,902
2016-HQA2 , M3 , FRN , 10.545% , ( 30-day SOFR Average + 5.264% ), 11/25/28 .... 69,743 73,437
b ,c
FHLMC STACR REMIC Trust ,
2022-DNA1 , M1A , 144A, FRN , 6.28% , ( 30-day SOFR Average + 1% ), 1/25/42 .... 162,433 162,100
2022-DNA3 , M1A , 144A, FRN , 7.28% , ( 30-day SOFR Average + 2% ), 4/25/42 .... 41,014 41,568
b ,g
Flagstar Mortgage Trust ,
2021-4 , A5 , 144A, FRN , 2.5% , 6/01/51 .................................. 151,374 134,800
2021-2 , A6 , 144A, FRN , 2.5% , 4/25/51 .................................. 170,371 153,095
c
FNMA Connecticut Avenue Securities ,
2015-C01 , 1M2 , FRN , 9.695% , ( 30-day SOFR Average + 4.414% ), 2/25/25 ...... 37,051 37,461
2016-C01 , 1M2 , FRN , 12.145% , ( 30-day SOFR Average + 6.864% ), 8/25/28 ..... 65,137 68,415
b ,g
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
179,036 160,193
b ,g
J.P. Morgan Mortgage Trust ,
2013-3 , A3 , 144A, FRN , 3.34% , 7/25/43 ................................. 46,874 44,067
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................. 228,029 204,681
2021-13 , A4 , 144A, FRN , 2.5% , 4/25/52 ................................. 149,884 134,648
2021-15 , A4 , 144A, FRN , 2.5% , 6/25/52 ................................. 44,799 40,039
2022-1 , A4 , 144A, FRN , 2.5% , 7/25/52 .................................. 237,480 211,820
b ,g
Mill City Mortgage Loan Trust ,
2018-2 , A1 , 144A, FRN , 3.5% , 5/25/58 .................................. 10,586 10,512
2018-1 , A1 , 144A, FRN , 3.25% , 5/25/62 ................................. 16,346 16,109
2018-4 , A1B , 144A, FRN , 3.5% , 4/25/66 ................................. 57,720 56,569
b
OBX Trust ,
c
2018-1 , A2 , 144A, FRN , 5.619% , ( 1-month SOFR + 0.764% ), 6/25/57 .......... 21,851 21,380
g
2021-J1 , A4 , 144A, FRN , 2.5% , 5/25/51 ................................. 138,742 124,841
g
2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................ 69,129 62,036
b ,g
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% , 2/20/49 ........
116,918 104,280
b ,g
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
202,700 182,409
b ,g
Sequoia Mortgage Trust ,
2021-1 , A1 , 144A, FRN , 2.5% , 3/25/51 .................................. 147,214 124,272
2021-6 , A4 , 144A, FRN , 2.5% , 10/25/51 ................................. 188,984 168,721
b
Towd Point Mortgage Trust ,
c
2017-5 , A1 , 144A, FRN , 5.569% , ( 1-month SOFR + 0.714% ), 2/25/57 .......... 4,630 4,770
g
2017-4 , A1 , 144A, FRN , 2.75% , 6/25/57 ................................. 55,983 54,349
g
2018-1 , A1 , 144A, FRN , 3% , 1/25/58 ................................... 10,175 9,997
g
2018-2 , A1 , 144A, FRN , 3.25% , 3/25/58 ................................. 29,405 28,870
g
2019-1 , A1 , 144A, FRN , 3.75% , 3/25/58 ................................. 90,966 88,611
g
2018-6 , A1A , 144A, FRN , 3.75% , 3/25/58 ................................ 17,554 17,349
g
2017-1 , A2 , 144A, FRN , 3.5% , 10/25/56 ................................. 124,294 122,883
Virginia Housing Development Authority , 2020-A , A , 2.85% , 12/25/49 .............
45,215 39,170
3,143,130
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 3,452,141 ) ..................
3,157,118

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
c
FNMA , 2007-1 , NF , FRN , 5.645% , ( 30-day SOFR Average + 0.364% ), 2/25/37 .....
$ 17,339 $ 17,238
Total Agency Commercial Mortgage-Backed Securities (Cost $ 17,345 ) ............
17,238
Total Long Term Investments (Cost $ 30,172,640 ) ................................
28,603,184
a
a a a a
Short Term Investments 7.5%
Shares
a
Money Market Funds 5.0%
h,i
Institutional Fiduciary Trust - Money Market Portfolio , 4.74% ................... 1,451,836 1,451,836
Total Money Market Funds (Cost $ 1,451,836 ) ...................................
1,451,836
Principal
Amount
Repurchase Agreements 2.5%
j
Joint Repurchase Agreement , 4.809% , 10/01/24 (Maturity Value $ 716,424 )
BNP Paribas Securities Corp. (Maturity Value $99,389)
Deutsche Bank Securities, Inc. (Maturity Value $259,231)
HSBC Securities (USA), Inc. (Maturity Value $357,804)
Collateralized by U.S. Government Agency Securities, 2.5% - 7%, 5/15/27 - 8/20/64;
U.S. Government Agency Strips, 3/15/27 - 2/15/49; U.S. Treasury Bonds, Index
Linked, 0.13%, 4/15/27; and U.S. Treasury Notes, 3.75%, 12/31/28 (valued at
$ 730,718 ) ....................................................... $716,329 716,329
Total Repurchase Agreements (Cost $ 716,329 ) ..................................
716,329
Total Short Term Investments (Cost $ 2,168,165 ) .................................
2,168,165
a
Total Investments (Cost $ 32,340,805 ) 106.7% ...................................
$30,771,349
Other Assets, less Liabilities (6.7) % ...........................................
(1,931,850)
Net Assets 100.0% ...........................................................
$28,839,499
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2024, the aggregate value of these securities was $4,946,965, representing 17.2% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6 .
e
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
f
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
See Note 3 ( f ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1 ( b ) regarding joint repurchase agreement.

Franklin Strategic Mortgage Portfolio
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At September 30, 2024 , the Fund had the following futures contracts outstanding. See Note 1 ( d ).
See Note 7 regarding other derivative information.
See Abbreviations on page 26 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 3 $ 342,844 12/19/24 $ (567)
U.S. Treasury 10 Year Ultra Notes ................ Long 6 709,781 12/19/24 1,023
U.S. Treasury 2 Year Notes ..................... Short 2 416,484 12/31/24 (846)
U.S. Treasury 5 Year Notes ..................... Long 11 1,208,711 12/31/24 1,619
U.S. Treasury Long Bonds ..................... Long 4 496,750 12/19/24 88
U.S. Treasury Ultra Bonds ...................... Long 1 133,094 12/19/24 (252)
Total Futures Contracts ...................................................................... $1,065
*
As of period end.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $30,172,640
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,451,836
Cost - Unaffiliated repurchase agreements ...................................................... 716,329
Value - Unaffiliated issuers .................................................................. $28,603,184
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,451,836
Value - Unaffiliated repurchase agreements ...................................................... 716,329
Receivables:
Capital shares sold ........................................................................ 1,281
Dividends and interest ..................................................................... 73,801
Affiliates ................................................................................ 716
Deposits with brokers for:
Futures contracts ........................................................................ 46,499
Total assets .......................................................................... 30,893,646
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,859,190
Capital shares redeemed ................................................................... 83,242
Distribution fees .......................................................................... 2,542
Transfer agent fees ........................................................................ 9,876
Trustees' fees and expenses ................................................................. 54
Distributions to shareholders ................................................................. 3,944
Variation margin on futures contracts ........................................................... 8,555
Accrued expenses and other liabilities ........................................................... 86,744
Total liabilities ......................................................................... 2,054,147
Net assets, at value ................................................................. $28,839,499
Net assets consist of:
Paid-in capital ............................................................................. $39,053,954
Total distributable earnings (losses) ............................................................. (10,214,455)
Net assets, at value ................................................................. $28,839,499

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Strategic
Mortgage
Portfolio
Class A:
Net assets, at value ....................................................................... $10,830,789
Shares outstanding ........................................................................ 1,352,194
Net asset value per share
a,b
.................................................................. $8.01
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $8.32
Class A1:
Net assets, at value ....................................................................... $12,134,952
Shares outstanding ........................................................................ 1,514,299
Net asset value per share
a,b
.................................................................. $8.01
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $8.32
Class C:
Net assets, at value ....................................................................... $531,116
Shares outstanding ........................................................................ 66,309
Net asset value and maximum offering price per share
a,b
............................................ $8.01
Class R6:
Net assets, at value ....................................................................... $348,384
Shares outstanding ........................................................................ 43,557
Net asset value and maximum offering price per share
b
............................................. $8.00
Advisor Class:
Net assets, at value ....................................................................... $4,994,258
Shares outstanding ........................................................................ 624,126
Net asset value and maximum offering price per share
b
............................................. $8.00
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Mortgage Portfolio
Financial Statements
Statement of Operations
for the year ended September 30, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Strategic
Mortgage
Portfolio
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $49,890
Interest:
Unaffiliated issuers ........................................................................ 1,132,683
Total investment income ................................................................... 1,182,573
Expenses:
Management fees (Note 3 a ) ................................................................... 122,857
Distribution fees: (Note 3c )
Class A ................................................................................ 27,477
Class C ................................................................................ 4,703
Transfer agent fees: (Note 3e )
Class A ................................................................................ 17,256
Class A1 ............................................................................... 21,677
Class C ................................................................................ 1,132
Class R6 ............................................................................... 382
Advisor Class ............................................................................ 7,578
Reports to shareholders fees .................................................................. 10,430
Registration and filing fees .................................................................... 107,398
Professional fees ........................................................................... 63,244
Trustees' fees and expenses .................................................................. 649
Pricing fees ............................................................................... 31,595
Other .................................................................................... 5,238
Total expenses ......................................................................... 421,616
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (159,121)
Net expenses ......................................................................... 262,495
Net investment income ................................................................ 920,078
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,175,777)
Futures contracts ......................................................................... 79,063
TBA sale commitments ..................................................................... 3,878
Net realized gain (loss) .................................................................. (1,092,836)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,313,884
Futures contracts ......................................................................... 79,036
Net change in unrealized appreciation (depreciation) ............................................ 3,392,920
Net realized and unrealized gain (loss) ............................................................ 2,300,084
Net increase (decrease) in net assets resulting from operations .......................................... $3,220,162

Franklin Strategic Mortgage Portfolio
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Strategic Mortgage Portfolio
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $920,078 $951,455
Net realized gain (loss) ................................................. (1,092,836) (872,428)
Net change in unrealized appreciation (depreciation) ........................... 3,392,920 (259,058)
Net increase (decrease) in net assets resulting from operations ................ 3,220,162 (180,031)
Distributions to shareholders:
Class A ............................................................. (348,400) (349,077)
Class A1 ............................................................ (473,416) (513,584)
Class C ............................................................. (19,956) (29,542)
Class R6 ............................................................ (9,940) (9,621)
Advisor Class ........................................................ (165,726) (151,668)
Total distributions to shareholders .......................................... (1,017,438) (1,053,492)
Capital share transactions: (Note 2 )
Class A ............................................................. (851,716) (2,233,033)
Class A1 ............................................................ (3,767,275) (2,156,673)
Class C ............................................................. (494,874) (363,743)
Class R6 ............................................................ 44,946 23,168
Advisor Class ........................................................ (38,462) (212,851)
Total capital share transactions ............................................ (5,107,381) (4,943,132)
Net increase (decrease) in net assets ................................... (2,904,657) (6,176,655)
Net assets:
Beginning of year ....................................................... 31,744,156 37,920,811
End of year ........................................................... $28,839,499 $31,744,156

Franklin Strategic Mortgage Portfolio

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Mortgage Portfolio (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin Strategic Mortgage Portfolio (Fund).
The Fund follows the accounting and reporting guidance in
Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services
– Investment Companies (ASC 946) and applies the
specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Joint Repurchase Agreement
The Fund enters into a joint repurchase agreement whereby
its uninvested cash balance is deposited into a joint cash
account with other funds managed by the investment
manager or an affiliate of the investment manager and is
used to invest in one or more repurchase agreements. The
value and face amount of the joint repurchase agreement
are allocated to the funds based on their pro-rata interest.
A repurchase agreement is accounted for as a loan by the
Fund to the seller, collateralized by securities which are
delivered to the Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
daily to maintain coverage of at least 100%. Repurchase
agreements are subject to the terms of Master Repurchase
Agreements (MRAs) with approved counterparties (sellers).
The MRAs contain various provisions, including but not
limited to events of default and maintenance of collateral
for repurchase agreements. In the event of default by either the seller or the Fund, certain MRAs may permit the non-
defaulting party to net and close-out all transactions, if any, traded under such agreements. The Fund may sell securities
it holds as collateral and apply the proceeds towards the
repurchase price and any other amounts owed by the seller
to the Fund in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the
seller. The joint repurchase agreement held by the Fund at
year end, as indicated in the Schedule of Investments, had
been entered into on September 30, 2024.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of
Assets and Liabilities.
See Note 7 regarding other derivative information.
e. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a
TBA basis. Mortgage dollar rolls are agreements between
the Fund and a financial institution where the Fund sells
(or buys) mortgage-backed securities for delivery on a
specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
b. Joint Repurchase Agreement
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

franklintempleton.com
Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. Dividends
from net investment income are normally declared daily;
these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income Taxes
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At September 30, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
September 30, 2024
Year Ended
September 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 457,601 $3,543,380 182,902 $1,435,164
Shares issued in reinvestment of distributions .......... 44,180 340,645 43,699 340,396
Shares redeemed ............................... (616,023) (4,735,741) (515,431) (4,008,593)
Net increase (decrease) .......................... (114,242) $(851,716) (288,830) $(2,233,033)
Class A1 Shares:
Shares sold ................................... 31,415 $239,567 72,796 $567,355
Shares issued in reinvestment of distributions .......... 58,712 452,334 63,041 491,362
Shares redeemed ............................... (576,129) (4,459,176) (412,231) (3,215,390)
Net increase (decrease) .......................... (486,002) $(3,767,275) (276,394) $(2,156,673)
Class C Shares:
Shares sold ................................... 5,092 $39,226 39,860 $309,806
Shares issued in reinvestment of distributions .......... 2,550 19,600 3,749 29,218
Shares redeemed
a
.............................. (72,270) (553,700) (89,969) (702,767)
Net increase (decrease) .......................... (64,628) $(494,874) (46,360) $(363,743)
Class R6 Shares:
Shares sold ................................... 19,991 $155,512 22,417 $176,018
Shares issued in reinvestment of distributions .......... 1,287 9,914 1,229 9,566
Shares redeemed ............................... (15,750) (120,480) (20,913) (162,416)
Net increase (decrease) .......................... 5,528 $44,946 2,733 $23,168
Advisor Class Shares:
Shares sold ................................... 98,446 $761,658 75,627 $591,801
Shares issued in reinvestment of distributions .......... 18,186 140,042 16,501 128,353
Shares redeemed ............................... (122,192) (940,162) (120,131) (933,005)
Net increase (decrease) .......................... (5,560) $(38,462) (28,003) $(212,851)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

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Notes to Financial Statements

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a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended September 30, 2024, the gross effective investment management fee rate was 0.400% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third
Annualized Fee Rate Net Assets
0.400% First $250 million
0.380% Over $250 million, up to and including $500 million
0.360% In excess of $500 million
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $317
CDSC retained .............................................................................. $22
3. Transactions with Affiliates
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended September 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$22,940 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2024, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund does not exceed 0.75% based on the average net assets of each class until January 31, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until January 31, 2025.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.74% . $427,588 $8,969,747 $(7,945,499) $— $— $1,451,836 1,451,836 $49,890
Total Affiliated Securities ... $427,588 $8,969,747 $(7,945,499) $— $— $1,451,836 $49,890
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2024, the capital loss carryforwards were as follows:
During the year ended September 30, 2024, the Fund utilized $65,493 of capital loss carryforwards.
The tax character of distributions paid during the years ended September 30, 2024 and 2023, was as follows:
At September 30, 2024, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2024, aggregated
$20,175,146 and $24,983,808, respectively.
6. Defaulted Securities
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At September
30, 2024, the value of this security represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,626,038
Long term ................................................................................ 4,022,991
Total capital loss carryforwards ............................................................... $8,649,029
2024 2023
Distributions paid from:
Ordinary income .......................................................... $1,017,438 $1,053,492
Cost of investments .......................................................................... $32,341,603
Unrealized appreciation ........................................................................ $301,828
Unrealized depreciation ........................................................................ (1,871,017)
Net unrealized appreciation (depreciation) .......................................................... $(1,569,189)
Distributable earnings:
Undistributed ordinary income ................................................................... $7,675

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
7. Other Derivative Information
At September 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended September 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended September 30, 2024, the average month end notional amount of futures contracts represented $4,781,834.
See Note 1(d) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2024, the Fund did not use the Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Strategic Mortgage Portfolio
Interest rate contracts .......
Variation margin on futures
contracts
$ 2,730
a
Variation margin on futures
contracts
$ 1,665
a
Total .................... $2,730 $1,665
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Strategic Mortgage Portfolio
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $79,063 Futures contracts $79,036
Total ....................... $79,063 $79,036

Franklin Strategic Mortgage Portfolio
Notes to Financial Statements

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Annual Report
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 99,521 $ — $ 99,521
Asset-Backed Securities ................... — 1,080,926 — 1,080,926
Commercial Mortgage-Backed Securities ...... — 1,211,010 — 1,211,010
Mortgage-Backed Securities ................ — 23,037,371 — 23,037,371
Residential Mortgage-Backed Securities ....... — 3,157,118 — 3,157,118
Agency Commercial Mortgage-Backed Securities — 17,238 — 17,238
Short Term Investments ................... 1,451,836 716,329 — 2,168,165
Total Investments in Securities ........... $1,451,836 $29,319,513 $— $30,771,349
Other Financial Instruments:
Futures Contracts ....................... $2,730 $— $— $2,730
Total Other Financial Instruments ......... $2,730 $— $— $2,730
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $1,665 $— $— $1,665
Total Other Financial Instruments ......... $1,665 $— $— $1,665
a
For detailed categories, see the accompanying Schedule of Investments.

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Notes to Financial Statements

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Annual Report
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IBOR
Interbank Offered Rate
MBS
Mortgage-Backed Security
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note

Franklin Strategic Mortgage Portfolio
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Strategic Mortgage Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Strategic Mortgage Portfolio (the "Fund") as of September 30, 2024, the related statement of operations for the year ended
September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30,
2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30,
2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
November 18, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended September 30, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Qualified Net Interest Income (QII) §871(k)(1)(C) $895,321
Section 163(j) Interest Earned §163(j) $895,321
Interest Earned from Federal Obligations Note (1) $8,649

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Annual Report
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of the Fund, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees),
reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager)
and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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Annual Report
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional US mortgage funds. The Board noted
that the Fund’s annualized income return for the 10-year period was above the median of its Performance Universe, but for the one-, three- and five-year periods was below the median of the Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe, but within two basis points for the three- and 10-year periods. The Board discussed this performance with management and noted
management’s explanation that the Fund, consistent with its principal investment strategies, has a greater exposure to risk asset sell offs given its credit related positions in comparison to its peers, which contributed to the Fund’s underperformance on both an annualized income and total return basis over the one-, three- and five-year reporting periods. The Board also noted management’s explanation that, during the three-year period, the primary detractor from the Fund’s performance versus that of its benchmark was the Fund’s allocation to non-agency commercial mortgage-backed securities, which positively impacted Fund performance over the longer-term. Management discussed with the Board the actions that are being taken/
have been taken in an effort to improve the overall performance of the Fund, including changes to the Fund’s exposure to certain holdings and enhancements to the securities selection process. The Board further noted management’s representation regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate

Franklin Strategic Mortgage Portfolio

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Annual Report
given these attributes. The Board also noted that the Fund’s annualized income return was positive for all reporting periods and that, although below the median, the Fund’s annualized income return and annualized total return were 3.20% and 4.39%, respectively, for the one-year period. The Board concluded that the Fund’s Management Agreement should be continued for an additional one-year period, while management’s efforts continue to be closely monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class A shares for the other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and 12 other US mortgage funds. The Board noted that the Management
Rate and actual total expense ratio were below the medians of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.

Franklin Strategic Mortgage Portfolio

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Annual Report
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale, but concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the
Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

4157-AFSOI 11/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	November 27, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	November 27, 2024